STOCK OPTIONS AND WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrant Outstanding
Outstanding, beginning of period	16,375,270	12,590,467
Granted	50,543,837	4,022,936
Exercised	0	(179,633)
Expired	0	(58,500)
Outstanding, end of period	66,919,107	16,375,270
Weighted average exercise price
Outstanding Weighted Average Exercise Prices, beginning of period	$ .40	$ .55
Granted	.16	.30
Exercised	0.00	.25
Expired	$ 0.00	25.09
Outstanding Weighted Average Exercise Prices, end of period		$ .40